Cover	3 Months Ended	12 Months Ended
	Mar. 31, 2024 shares	Mar. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type		20-F
Amendment Flag		false
Document Registration Statement		false
Document Annual Report		true
Document Transition Report		false
Document Shell Company Report		false
Document Period End Date		Mar. 31, 2024
Document Fiscal Period Focus		FY
Document Fiscal Year Focus		2024
Current Fiscal Year End Date		--03-31
Entity File Number		333-277692
Entity Registrant Name		Primega Group Holdings Limited
Entity Central Index Key		0001966678
Entity Incorporation, State or Country Code		E9
Entity Address, Address Line One		Room 2912, 29/F
Entity Address, Address Line Two		New Tech Plaza
Entity Address, Address Line Three		34 Tai Yau Street
Entity Address, City or Town		San Po Kong Kowloon
Entity Address, Country		HK
Title of 12(b) Security		Ordinary Shares, par value US$0.00005 per share
Trading Symbol		PGHL
Security Exchange Name		NASDAQ
Entity Well-known Seasoned Issuer		No
Entity Voluntary Filers		Yes
Entity Current Reporting Status		Yes
Entity Interactive Data Current		Yes
Entity Filer Category		Non-accelerated Filer
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Document Accounting Standard		U.S. GAAP
Entity Shell Company		false
Entity Common Stock, Shares Outstanding | shares	24,000,000	24,000,000
Entity Listing, Par Value Per Share | $ / shares		$ 0.00005
ICFR Auditor Attestation Flag		false
Document Financial Statement Error Correction [Flag]		false
Auditor Firm ID		6413
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Primega Group Holdings Limited and its subsidiaries (the “Company”) as of March 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income, shareholders’ equity, and cash flows for each of the years in the three-year period ended March 31, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name		ZH CPA, LLC
Auditor Location		Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		Room 2912, 29/F
Entity Address, Address Line Two		New Tech Plaza
Entity Address, Address Line Three		34 Tai Yau Street
Entity Address, City or Town		San Po Kong Kowloon
Entity Address, Country		HK
City Area Code		+852
Local Phone Number		3997 3682
Contact Personnel Name		Kan Chi Wai